UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greenway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R. Kutsch
Title:     Manager of Saracen LLC, the General Partner
Phone:     713.366.7014

Signature, Place, and Date of Signing:

     Michael R. Kutsch     Houston, Texas     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $56,704 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     3180    82500 SH       SOLE                    82500
ARENA RESOURCES INC            COM              040049108     2786    99169 SH       SOLE                    99169
BAKER HUGHES INC               COM              057224107      962    30000 SH       SOLE                    30000
BIOFUEL ENERGY CORP            COM              09064Y109      267   761555 SH       SOLE                   761555
BJ SVCS CO                     COM              055482103      715    61247 SH       SOLE                    61247
BRIGHAM EXPLORATION CO         COM              109178103      193    60404 SH       SOLE                    60404
CABOT OIL & GAS CORP           COM              127097103     2135    82100 SH       SOLE                    82100
CARBO CERAMICS INC             COM              140781105     2174    61200 SH       SOLE                    61200
CORE LABORATORIES N V          COM              N22717107      539     9000 SH       SOLE                     9000
DEVON ENERGY CORP NEW          COM              25179M103     3340    50827 SH       SOLE                    50827
ENCORE ACQUISITION CO          COM              29255W100      990    38780 SH       SOLE                    38780
EXCO RESOURCES INC             COM              269279402     1954   215677 SH       SOLE                   215677
FOREST OIL CORP                COM PAR $0.01    346091705     1659   100600 SH       SOLE                   100600
GOODRICH PETE CORP             COM NEW          382410405     1721    57456 SH       SOLE                    57456
GREEN PLAINS RENEWABLE ENERG   COM              393222104       70    38174 SH       SOLE                    38174
HALLIBURTON CO                 COM              406216101     3083   169584 SH       SOLE                   169584
MGP INGREDIENTS INC            COM              55302G103      133   197975 SH       SOLE                   197975
NATIONAL OILWELL VARCO INC     COM              637071101     1936    79200 SH       SOLE                    79200
NEWFIELD EXPL CO               COM              651290108      820    41500 SH       SOLE                    41500
NOBLE CORPORATION              SHS              G65422100     1016    45996 SH       SOLE                    45996
NOBLE ENERGY INC               COM              655044105     1477    30000 SH       SOLE                    30000
NORTHERN OIL & GAS INC NEV     COM              665531109     2449   941999 SH       SOLE                   941999
OCEANEERING INTL INC           COM              675232102      830    28500 SH       SOLE                    28500
OIL STS INTL INC               COM              678026105      920    49237 SH       SOLE                    49237
PARALLEL PETE CORP DEL         COM              699157103       50    24829 SH       SOLE                    24829
PETROHAWK ENERGY CORP          COM              716495106     2644   169131 SH       SOLE                   169131
PLAINS EXPL& PRODTN CO         COM              726505100     1720    74020 SH       SOLE                    74020
PRECISION DRILLING TR          TR UNIT          740215108     1211   144320 SH       SOLE                   144320
RANGE RES CORP                 COM              75281A109     1510    43904 SH       SOLE                    43904
REX ENERGY CORPORATION         COM              761565100      263    89448 SH       SOLE                    89448
SANDRIDGE ENERGY INC           COM              80007P307       83    13500 SH       SOLE                    13500
SOUTHWESTERN ENERGY CO         COM              845467109     3097   106887 SH       SOLE                   106887
ST MARY LD & EXPL CO           COM              792228108     1258    61959 SH       SOLE                    61959
SUPERIOR ENERGY SVCS INC       COM              868157108     1558    97800 SH       SOLE                    97800
TETON ENERGY CORP              COM              881628101       90    91668 SH       SOLE                    91668
TRANSOCEAN INC NEW             SHS              G90073100     1614    34159 SH       SOLE                    34159
WEATHERFORD INTERNATIONAL LT   COM              G95089101      480    44390 SH       SOLE                    44390
WILLBROS GROUP INC             COM              969199108     1247   147190 SH       SOLE                   147190
XTO ENERGY INC                 COM              98385X106     4530   128429 SH       SOLE                   128429